Note 23 - Subsequent Events (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands					1 Months Ended
	Jun. 26, 2015	Nov. 07, 2014	Nov. 08, 2013	Nov. 08, 2012	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Note 23 - Subsequent Events (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared		¥ 11	¥ 11	¥ 8.75	¥ 11	¥ 10	¥ 8.75
Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Common Stock, Dividends, Per Share, Declared	¥ 11
Dividends, Common Stock, Cash	¥ 505,365